Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and contingencies [Abstract]
Commitments and contingencies
17.	Commitments and contingencies

(a)	Commitments

The Group leases its facilities and offices under non-cancelable operating lease agreements. The rental expenses were RMB38,090, RMB70,490 and RMB99,081 for the years ended December 31, 2013, 2014 and 2015, respectively.

 As of December 31, 2015, future minimum commitments under non-cancelable agreements were as follows:

Operating lease
RMB
2016	67,569
2017	18,565
2018	5,298
2019	3,334
2020 and thereafter	195
Total	94,961

Other than those shown above, the Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2014 and 2015.

(b)	Contingencies

In December 2014, four putative shareholder class action lawsuits were filed in the United States District Courts for the Southern District of New York and the Eastern District of New York against our company, certain current and former officers and directors of our company, and underwriters in our initial public offering: Lu v. Jumei International Holding Limited et al., Civil Action No. 14 CV 9826 (S.D.N.Y.) (filed on December 11, 2014); Yim v. Jumei International Holding Limited et al., Civil Action No. 14 CV 7269 (E.D.N.Y.) (filed on December 12, 2014, voluntarily dismissed by plaintiffs on March 9, 2015); Yin v. Jumei International Holding Limited et al., Civil Action No. 14 CV 9957 (S.D.N.Y.) (filed on December 17, 2014); and Brock v. Jumei International Holding Limited et al., Civil Action No. 14 CV 9993 (S.D.N.Y.) (filed on December 18, 2014). The complaints in the above-mentioned putative shareholder class action lawsuits allege that our company's registration statement for our initial public offering and/or certain subsequent press releases, financial statements, and other disclosures made by our company contained material misstatements or omissions in violation of the federal securities laws. On March 9, 2015, the plaintiffs voluntarily dismissed without prejudice the putative class action originally filed in the District Court for the Eastern District of New York, Yim v. Jumei International Holding Limited et al. On June 22, 2015, the District Court for the Southern District of New York consolidated the remaining three putative class actions into one action, In re Jumei International Holding Limited Securities Litigation, Civil Action No. 14 CV 9826 (S.D.N.Y.), appointed a lead plaintiff and approved the lead plaintiff's selection of lead counsel. On October 16, 2015, the lead plaintiff filed–purported on behalf of a class of persons who allegedly suffered damages as a result of their trading activities related to our ADSs between May 16, 2014 and November 19, 2014—a Consolidated Amended Complaint, which advances similar allegations as the previously filed complaints, seeks to represent and alleges violations of Sections 11 and 15 of the Securities Act of 1933, 15 U.S.C. §§ 77k and 77o and Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, 15 U.S.C. §§ 78(b) and 78t(a), and Rule 10b-5 promulgated thereunder, 17 C.F.R. § 240.10b-5. On March 22, 2016, we and the underwriters in our initial public offering filed a joint motion to dismiss the Consolidated Amended Complaint.

The action remains at its preliminary stages. The Group believes the case is without merit and intend to defend the actions vigorously.